Revenues (Tables)	12 Months Ended
Dec. 31, 2022
Revenues [Abstract]
Schedule of group’s revenues disaggregated by revenue
	Year ended on December 31,
	2022	2021	2020
	USD in thousands

Miniature camera and related equipment (from ScoutCam)	-	24	491
Revenues from commissions (from Eventer)	2,465	1,185	40
Products (from Jeffs’ Brands)	5,861	6,509	-
Revenues from internet services (from Gix Internet) *	83,532	-	-
MUSE and related equipment (from Medigus).	-	2,400	-
	91,858	10,118	531

Schedule of contract fulfilment assets
December 31,
2021
USD in thousands
Balance at beginning of year	1,130
Increase in the period relating to ScoutCam	240
Derecognition upon deconsolidation of ScoutCam (note 4C)	(1,370)
Balance at end of year	-

Schedule of company’s contract liabilities
	December 31, 2022	December 31, 2021
	USD in thousands
Balance at beginning of year	108	2,649
Deferred revenue relating to new sales	49	1,370
De recognition upon deconsolidation of ScoutCam (note 4C)	-	(1,511)
Revenue recognition during the period	(108)	(2,400)
Balance at end of year	49	108